Current and deferred tax - Summary of Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets [Line Items]
Deferred tax assets	$ 17,710	$ 12,572	$ 2,174
Loss Allowances For Financial Assets [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	270	75
Bonus Provision [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	1,712	750
Lease [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	392	366
Share-based compensation [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	3,130	3,224
Hyperinflationary Adjustments [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	37	89
Tax Loss [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	10,513	6,445
Others [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	$ 1,656	$ 1,623